Note 11 - Summary of Stock Options (Details) - Summary of Options Outstanding and Exercisable (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in Shares)	2,905,783	2,291,783
Weighted Average Exercise Price, Outstanding	$ 0.90	$ 1.02
Weighted Average Remaining Contractual Term	9 years 73 days	9 years 116 days
Weighted Average Exercise Price, Execisable	$ 2.16	$ 2.45
Number Exercisable (in Shares)	608,492	519,901
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower	$ 0.46	$ 0.60
Range of Exercise Price, Upper	$ 0.47
Number Outstanding (in Shares)	635,000	1,901,476
Weighted Average Exercise Price, Outstanding	$ 0.47	$ 0.60
Weighted Average Remaining Contractual Term	9 years 313 days	9 years 233 days
Weighted Average Exercise Price, Execisable		$ 0.60
Number Exercisable (in Shares)		129,594
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower		$ 1.24
Range of Exercise Price, Upper	$ 0.60
Number Outstanding (in Shares)	1,881,476	312,373
Weighted Average Exercise Price, Outstanding	$ 0.60	$ 1.24
Weighted Average Remaining Contractual Term	9 years 6 months	7 years 328 days
Weighted Average Exercise Price, Execisable	$ 0.60	$ 1.24
Number Exercisable (in Shares)	219,185	312,373
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower		$ 7.00
Range of Exercise Price, Upper	$ 1.24	$ 9.00
Number Outstanding (in Shares)	312,373	58,603
Weighted Average Exercise Price, Outstanding	$ 1.24	$ 8.64
Weighted Average Remaining Contractual Term	7 years 237 days	7 years 167 days
Weighted Average Exercise Price, Execisable	$ 1.24	$ 8.64
Number Exercisable (in Shares)	312,373	58,603
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower	$ 7.00	$ 12.00
Range of Exercise Price, Upper	$ 9.00	$ 18.63
Number Outstanding (in Shares)	57,603	19,081
Weighted Average Exercise Price, Outstanding	$ 8.64	$ 15.29
Weighted Average Remaining Contractual Term	2 years 211 days	6 years 197 days
Weighted Average Exercise Price, Execisable	$ 8.64	$ 15.29
Number Exercisable (in Shares)	57,603	19,081
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower	$ 12.00	$ 37.00
Range of Exercise Price, Upper	$ 18.63
Number Outstanding (in Shares)	19,081	250
Weighted Average Exercise Price, Outstanding	$ 15.29	$ 37.00
Weighted Average Remaining Contractual Term	3 years 25 days	3 years 171 days
Weighted Average Exercise Price, Execisable	$ 15.29	$ 37.00
Number Exercisable (in Shares)	19,081	250